UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number _811-08104

CONSTELLATION FUNDS

(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 280
Berwyn, Pennsylvania 19312-2414

(Address of principal executive offices) (Zip code)

John J. Canning
Constellation Funds
1205 Westlakes Drive, Suite 280
Berwyn, PA 19312

(Name and Address of Agent for Service)

 Registrant’s telephone number, including area code: 1-800-242-5742

 Date of fiscal year end: September 30, 2004

Date of reporting period: July 1, 2003 – June 30, 2004

Item 1. Proxy Voting Record.

Constellation Strategic Value and High Income

Constellation High Yield Bond Fund
Ticker: PCSHX	Security ID: 21038A851

Meeting Date: April 23, 2004	Meeting Type: Special

Record Date: February 20, 2004

Proposal	Management Position	Registrant Voted	Proposed By
1. To approve the reorganization of the Turner Funds with and into corresponding series of the Constellation Funds.	For	For	Management

Constellation Small Cap Value Opportunities Fund
Ticker: TSVOX	Security ID: 21038A208

Meeting Date: April 23, 2004	Meeting Type: Special

Record Date: February 20, 2004

Proposal	Management Position	Registrant Voted	Proposed By
1. To approve the reorganization of the Turner Funds with and into corresponding series of the Constellation Funds.	For	For	Management

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ John H. Grady

President

Date: August 31, 2004